LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS and INTERBANK LOANS (under IAS 39) (Details 1) $ in Millions	Dec. 31, 2017 CLP ($)
Foreign Interbank Loans [Member]
Disclosure of financial assets [line items]
Interbank loans	$ 162,685
Provisions and impairment for foreign bank loans	(472)
Total	162,213
Domestic Banks [Member]
Disclosure of financial assets [line items]
Interbank loans
Other domestic bank loans